Investment Objectives and Goals - iShares FinTech Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES FINTECH ACTIVE ETF Ticker: BPAY Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares FinTech Active ETF (the “Fund”) seeks to maximize total return.